Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [Table Text Block]
		December 31, 2021		December 31, 2020
	Fair Value Hierarchy	Carrying value $	Fair value $	Carrying value $	Fair value $
Financial assets
Fair value through profit and loss ("FVTPL")
Cash	Level 1	9,273	9,273	47,672	47,672
Marketable securities	Level 1	454,219	454,219	2,992,500	2,992,500
Amortized cost
Other receivables	N/A	3,750	3,750	2,274	2,274
Related company loan receivable	N/A	1,833,979	1,833,979	1,301,013	1,301,013
Financial liabilities
Other financial liabilities
Accounts payable and accrued liabilities	N/A	5,536,070	5,536,070	1,975,542	1,975,542
Convertible debenture	N/A	-	-	171,146	171,146
Loan payable	N/A	647,762	647,762	846,214	846,214

Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments [Table Text Block]
	Less than 1 year	Over 1 year	Total
Accounts payable and accrued liabilities	$5,536,070	$-	$5,536,070
Loan payables	647,762	-	647,762
Total	$6,183,832	$-	$6,183,832

Disclosure of company's financial assets and liabilities [Table Text Block]

The Company's financial assets and liabilities as at December 31, 2021 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$9,402	$(129)	$9,273
Other receivables	3,750	-	3,750
Marketable securities	454,219	-	454,219
Related company loan receivable	1,261,853	572,126	1,833,979
	1,729,224	571,997	2,301,221
Financial liabilities
Accounts payable and accrued liabilities	$(561,752)	$(4,974,318)	$(5,536,070)
Loan payable	(147,637)	(500,125)	(647,762)
Net financial liabilities	$1,019,835	$(4,902,446)	$(3,882,611)

The Company's financial assets and liabilities as at December 31, 2020 are denominated in Canadian Dollars and United States Dollars and are set out in the following table:

	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$47,802	$(130)	$47,672
Other receivables	2,274	-	2,274
Loan receivable	842,600	458,413	1,301,013
Marketable securities	2,992,500	-	2,992,500
	3,885,176	458,283	4,343,459
Financial liabilities
Accounts payable and accrued liabilities	(1,060,455)	(915,087)	(1,975,542)
Convertible debentures	(171,146)	-	(171,146)
Loan payable	(433,889)	(412,325)	(846,214)
Net financial liabilities	$2,219,686	$(869,129)	$1,350,557